Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Changes in each component of AOCI, net of tax, are as follows for fiscal 2018, 2017 and 2016:

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustment	Total
	(In thousands)
Balance at January 1, 2016	$(1,790)	$(12,414)	$(211)	$(14,415)
Other comprehensive income (loss) before reclassifications	4,473	(4,857)	(11,704)	(12,088)
Income tax effects before reclassifications	1,695	1,630	3,783	7,108
Amounts reclassified from AOCI	—	—	104	104
Income tax effects on reclassifications	—	—	(34)	(34)
Currency translation AOCI	—	379	998	1,377
Balance at December 31, 2016	4,378	(15,262)	(7,064)	(17,948)
Other comprehensive income (loss) before reclassifications	(4,077)	20,970	670	17,563
Income tax effects before reclassifications	(855)	(7,216)	(217)	(8,288)
Amounts reclassified from AOCI	—	—	9,687	9,687
Income tax effects on reclassifications	—	—	(3,131)	(3,131)
Currency translation AOCI	—	(293)	(2,910)	(3,203)
Balance December 31, 2017	(554)	(1,801)	(2,965)	(5,320)
Other comprehensive income (loss) before reclassifications	(8,918)	(6,349)	198	(15,069)
Income tax effects before reclassifications	(1,178)	1,719	(64)	477
Currency translation AOCI	—	284	—	284
Balance December 31, 2018	$(10,650)	$(6,147)	$(2,831)	$(19,628)

The amounts reclassified out of AOCI and into the Consolidated Statement of Operations for the fiscal years ended December 31, 2018, 2017 and 2016 are as follows:

		Years Ended December 31,
		2018	2017	2016
		(In thousands)
Amortization of actuarial losses (gains)	(not included in operating income)	$—	$9,687	$104
Total before tax		—	9,687	104
Tax impact		—	(3,131)	(34)
Total after tax		$—	$6,556	$70